Borrowings (Details 4) $ in Thousands, $ in Thousands	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ARS ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 ARS ($)	Jun. 30, 2016 ARS ($)	Jun. 30, 2015 ARS ($)
Disclosure of detailed information about borrowings [line items]
Fixed-rate borrowings		$ 14,289,649		$ 5,926,518
Floating-rate borrowings		1,089,753		96,008
Accrued interest borrowing		274,402		142,312
Financial leasing		14,403		3,149
Total Borrowings amount		15,668,207		6,167,987	$ 5,893,068	$ 3,794,940
ARS
Disclosure of detailed information about borrowings [line items]
Fixed-rate borrowings				76,661
Floating-rate borrowings		$ 80,205		$ 96,008
USD
Disclosure of detailed information about borrowings [line items]
Fixed-rate borrowings	$ 14,289,649		$ 5,849,857
Floating-rate borrowings	$ 1,009,548